Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Repurchased Program One [Member]
Schedule of share repurchase program
Board Approval Date	May 03, 2010
Expiration Date	May 2011
Maximum dollar value of shares that may be purchased under this program	$ 30.0
Calendar year shares were purchased	2010
Total number of shares purchased	1,641,314
Average price paid per share	$ 10.70
Stock Repurchased Program One in 2011 [Member]
Schedule of share repurchase program
Calendar year shares were purchased	2011
Total number of shares purchased	23,135
Average price paid per share	$ 12.43
Stock Repurchased Program Two [Member]
Schedule of share repurchase program
Board Approval Date	May 03, 2011
Expiration Date	May 2012
Maximum dollar value of shares that may be purchased under this program	30.0
Calendar year shares were purchased	2011
Total number of shares purchased	43,533
Average price paid per share	$ 10.87
Stock Repurchased Program Three [Member]
Schedule of share repurchase program
Board Approval Date	May 02, 2012
Expiration Date	May 2013
Maximum dollar value of shares that may be purchased under this program	$ 25.0